ACQUISITION - GRR Acquisition - Purchase price allocation (Details2) - USD ($) $ in Thousands		9 Months Ended
	Mar. 10, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Less: identified assets
Goodwill		$ 25,091	$ 12,242	$ 150,771	$ 171,139
GRR Acquisition
Consideration transferred
Cash paid	$ 51,303
Value of Class A common stock issued	5,500
Total consideration transferred	56,803
Less: identified assets
Working capital	6,000
Fixed assets	13,225
Total identified assets	45,767
Transaction cost		$ 1,000
Goodwill	11,036
GRR Acquisition | Customer relationships
Less: identified assets
Intangible assets	21,392
GRR Acquisition | Other
Less: identified assets
Intangible assets	$ 5,150